BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Schedule of balances and transactions with related parties
●	Companies under section 33 - Law No. 19,550 – Associates

·      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Years ended December 31,
		2021	2020	2019

		Profit (loss)
		Revenues
La Capital Cable	Services revenues and other revenues	46	66	103
Ver TV	Services revenues	6	2	—
		52	68	103
		Operating costs
La Capital Cable	Fees for services	(90)	(80)	(80)
		(90)	(80)	(80)
		Financial results
Ver TV	Interests	—	50	—
La Capital Cable	Interests	—	23	—
		—	73	—

●	Related Parties

	Transaction	Years ended December 31,
		2021	2020	2019

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	317	320	340
		317	320	340
		Operating costs
Other Related parties	Programming costs	(4,227)	(4,797)	(5,011)
Other Related parties	Editing and distribution of magazines	(852)	(1,134)	(1,428)
Other Related parties	Advisory services	(529)	(726)	(690)
Other Related parties	Advertising purchases	(558)	(747)	(960)
Other Related parties	Other purchases and commissions	(193)	(231)	(177)
		(6,359)	(7,635)	(8,266)